Note 5 - Property and Equipment	12 Months Ended
Nov. 30, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment
	Computer equipment	Computer software	Furniture and fixtures	Laboratory equipment	Leasehold improvements	Laboratory equipment under capital lease	Computer equipment under capital lease	Total
Cost
Balance at November 30, 2016	$ 295,296	$ 124,151	$ 129,860	$ 3,933,693	$ 1,205,811	$ 276,300	$ 76,458	$ 6,041,569
Additions	235,454	31,908	42,638	1,353,110	235,641	-	-	1,898,751
Balance at November 30, 2017	530,750	156,059	172,498	5,286,803	1,441,452	276,300	76,458	7,940,320
Additions	20,336	-	-	80,842	-	-	-	101,178
Balance at November 30, 2018	551,086	156,059	172,498	5,367,645	1,441,452	276,300	76,458	8,041,498

Accumulated depreciation
Balance at November 30, 2016	238,672	117,506	109,243	2,290,074	1,143,792	179,422	73,222	4,151,931
Depreciation	47,811	13,622	10,747	379,158	49,154	19,376	970	520,838
Balance at November 30, 2017	286,483	131,128	119,990	2,669,232	1,192,946	198,798	74,192	4,672,769
Depreciation	77,179	12,465	10,501	413,576	82,835	15,500	680	612,736
Balance at November 30, 2018	363,662	143,593	130,491	3,082,808	1,275,781	214,298	74,872	5,285,505

Net book value at:
November 30, 2017	$ 244,267	$ 24,931	$ 52,508	$ 2,617,571	$ 248,506	$ 77,502	$ 2,266	$ 3,267,551
Balance at November 30, 2018	$ 187,424	$ 12,466	$ 42,007	$ 2,284,837	$ 165,671	$ 62,002	$ 1,586	$ 2,755,993

As at November 30, 2018, there was $595,589 (November 30, 2017 - $728,309; November 30, 2016 - $266,963) of laboratory equipment that was not available for use and therefore, no depreciation has been recorded for such laboratory equipment.

As at November 30, 2018, there was $Nil (November 30, 2017 - $75,005) unpaid balance for purchased equipment. During the year ended November 30, 2018, the Company recorded depreciation expense within cost of goods sold of $2,352 (November 30, 2017 - $13,877; November 30, 2016 - $Nil).

Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Impairment is assessed by comparing the carrying amount of an asset with the sum of the undiscounted cash flows expected from its use and disposal, and as such requires the Company to make significant estimates on expected revenues from the commercialization of its products and services and the related expenses. The Company records a write-down for long-lived assets which have been abandoned and do not have any residual value. For the year ended November 30, 2018, the Company recorded a $Nil write-down of long-lived assets (2017 - $Nil; 2016 – $Nil).